Share Capital Authorized and Issued - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended
	Jul. 03, 2023	Jan. 03, 2023	Dec. 31, 2023	Dec. 21, 2023	Dec. 31, 2022
Capital Unit [Line Items]
Stock issued during period, shares, new issues (in shares)		13,553,681
Stock repurchased and retired during period (in shares)		97,327,049
Dividends payable			$ 0.0		$ 0.0
Dividends, common stock, cash		$ 34.1
Adjustments to additional paid in capital, dividends in excess of retained earnings		0.5
Accumulated distributions in excess of net income		$ 1,696.4
Stock repurchase program, authorized amount				$ 50.0
Treasury stock, shares, acquired (in shares)			0
IPO
Capital Unit [Line Items]
Stock issued during period, shares, new issues (in shares)	15,000,000
Sale of stock, number of shares issued in transaction (in shares)	15,000,000
Sale of stock, price per share (in dollars per share)	$ 14.00
Sale of stock, consideration received on transaction	$ 89.4
IPO, Shares Sold By Fidelis
Capital Unit [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	7,142,857
IPO, Shares Sold By Selling Shareholders
Capital Unit [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	7,857,143
Group | Fidelis MGU
Capital Unit [Line Items]
Stock repurchased and retired during period (in shares)		97,327,049
Consolidation, less than wholly owned subsidiary, parent ownership interest, changes, sale of interest by parent		$ 1,775.0